Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | C000005468
Average Annual Return [Line Items]
Average Annual Return, Percent	18.41%	3.92%	7.10%
MSCI All Country World Index ex-USA Net
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%